Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.24%
Communication services: 9.66%
Interactive media & services: 8.25%
Alphabet Incorporated Class C †	36,624	$ 105,974,840
Meta Platforms Incorporated Class A †	225,658	75,900,068
		181,874,908
Wireless telecommunication services: 1.41%
T-Mobile US Incorporated †	267,738	31,052,253
Consumer discretionary: 13.13%
Internet & direct marketing retail: 4.85%
Amazon.com Incorporated †	26,586	88,646,763
Farfetch Limited Class A †	548,739	18,344,345
		106,991,108
Multiline retail: 1.67%
Dollar General Corporation	156,446	36,894,660
Specialty retail: 5.55%
Burlington Stores Incorporated †	133,151	38,814,848
The Home Depot Incorporated	125,900	52,249,759
Ulta Beauty Incorporated †	75,671	31,202,180
		122,266,787
Textiles, apparel & luxury goods: 1.06%
Deckers Outdoor Corporation †	63,958	23,428,455
Consumer staples: 2.56%
Food & staples retailing: 1.38%
Sysco Corporation	389,192	30,571,032
Household products: 1.18%
Church & Dwight Company Incorporated	253,589	25,992,873
Financials: 7.23%
Capital markets: 4.78%
CME Group Incorporated	61,518	14,054,402
Intercontinental Exchange Incorporated	252,158	34,487,650
S&P Global Incorporated	66,783	31,516,901
The Charles Schwab Corporation	301,394	25,347,235
		105,406,188
Insurance: 2.45%
Chubb Limited	95,459	18,453,179
Marsh & McLennan Companies Incorporated	204,260	35,504,473
		53,957,652
Health care: 11.74%
Health care equipment & supplies: 4.18%
Boston Scientific Corporation †	784,630	33,331,082
See accompanying notes to portfolio of investments

Allspring Opportunity Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
LivaNova plc †	386,896	$ 33,826,317
Medtronic plc	241,599	24,993,417
		92,150,816
Health care providers & services: 2.27%
UnitedHealth Group Incorporated	99,461	49,943,347
Health care technology: 0.47%
Schrodinger Incorporated †	295,732	10,300,346
Life sciences tools & services: 4.40%
Agilent Technologies Incorporated	173,490	27,697,679
Bio-Rad Laboratories Incorporated Class A †	40,201	30,374,670
Thermo Fisher Scientific Incorporated	58,465	39,010,187
		97,082,536
Pharmaceuticals: 0.42%
Viatris Incorporated	688,862	9,320,303
Industrials: 17.02%
Aerospace & defense: 0.88%
MTU Aero Engines AG	95,315	19,353,121
Building products: 3.47%
Carlisle Companies Incorporated	181,773	45,101,517
The AZEK Company Incorporated †	678,615	31,379,158
		76,480,675
Commercial services & supplies: 1.99%
Republic Services Incorporated	314,331	43,833,458
Electrical equipment: 1.37%
Regal-Beloit Corporation	177,500	30,206,950
Machinery: 5.46%
Fortive Corporation	526,562	40,171,415
Ingersoll Rand Incorporated	489,627	30,293,222
Otis Worldwide Corporation	321,368	27,981,512
SPX Corporation †	367,538	21,934,668
		120,380,817
Professional services: 1.35%
Dun & Bradstreet Holdings Incorporated †	1,458,260	29,879,747
Trading companies & distributors: 2.50%
Air Lease Corporation	560,871	24,807,324
United Rentals Incorporated †	90,937	30,217,456
		55,024,780
Information technology: 28.46%
Electronic equipment, instruments & components: 3.92%
Amphenol Corporation Class A	492,973	43,115,419
Teledyne Technologies Incorporated †	99,372	43,414,633
		86,530,052
See accompanying notes to portfolio of investments

2  |  Allspring Opportunity Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
IT services: 5.27%
Fidelity National Information Services Incorporated	337,850	$ 36,876,328
Genpact Limited	622,810	33,058,755
MasterCard Incorporated Class A	128,614	46,213,582
		116,148,665
Semiconductors & semiconductor equipment: 4.32%
Marvell Technology Incorporated	451,178	39,473,563
Texas Instruments Incorporated	295,424	55,678,561
		95,152,124
Software: 10.28%
Fair Isaac Corporation †	64,532	27,985,592
Palo Alto Networks Incorporated †	81,719	45,497,870
Riskified Limited Class A †«	687,802	5,406,124
Salesforce.com Incorporated †	281,009	71,412,817
ServiceNow Incorporated †	53,559	34,765,682
Workday Incorporated Class A †	152,304	41,606,407
		226,674,492
Technology hardware, storage & peripherals: 4.67%
Apple Incorporated	580,528	103,084,357
Materials: 2.27%
Chemicals: 1.55%
Ashland Global Holdings Incorporated	317,600	34,192,816
Metals & mining: 0.72%
Steel Dynamics Incorporated	253,887	15,758,766
Real estate: 7.17%
Equity REITs: 7.17%
American Tower Corporation	130,014	38,029,095
Equinix Incorporated	49,290	41,691,454
Sun Communities Incorporated	193,098	40,544,787
VICI Properties Incorporated «	1,259,154	37,913,127
		158,178,463
Total Common stocks (Cost $1,148,206,020)		2,188,112,547

		Yield
Short-term investments: 1.13%
Investment companies: 1.13%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	17,240,312	17,240,312
Securities Lending Cash Investments LLC ♠∩∞		0.07	7,583,495	7,583,495
Total Short-term investments (Cost $24,823,807)				24,823,807
Total investments in securities (Cost $1,173,029,827)	100.37%			2,212,936,354
Other assets and liabilities, net	(0.37)			(8,184,642)
Total net assets	100.00%			$2,204,751,712

See accompanying notes to portfolio of investments

Allspring Opportunity Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$35,794,530	$95,242,603	$(113,796,821)	$0	$0	$17,240,312	17,240,312	$2,551
Securities Lending Cash Investments LLC	0	19,112,395	(11,528,900)	0	0	7,583,495	7,583,495	312#
				$0	$0	$24,823,807		$2,863

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Opportunity Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the

Allspring Opportunity Fund  |  5

Notes to portfolio of investments—December 31, 2021 (unaudited)

fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$212,927,161	$0	$0	$212,927,161
Consumer discretionary	289,581,010	0	0	289,581,010
Consumer staples	56,563,905	0	0	56,563,905
Financials	159,363,840	0	0	159,363,840
Health care	258,797,348	0	0	258,797,348
Industrials	355,806,427	19,353,121	0	375,159,548
Information technology	627,589,690	0	0	627,589,690
Materials	49,951,582	0	0	49,951,582
Real estate	158,178,463	0	0	158,178,463
Short-term investments
Investment companies	24,823,807	0	0	24,823,807
Total assets	$2,193,583,233	$19,353,121	$0	$2,212,936,354
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Opportunity Fund